Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$109,075,365.36	0.3700857	$89,647,963.46	0.3041698	$19,427,401.90
Class A-2-B Notes	$38,958,924.14	0.3700857	$32,019,954.24	0.3041698	$6,938,969.90
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$664,434,289.50	0.5489378	$638,067,917.70	0.5271546	$26,366,371.80

Weighted Avg. Coupon (WAC)	3.24%		3.23%
Weighted Avg. Remaining Maturity (WARM)	42.04		41.14
Pool Receivables Balance	$734,492,931.84		$706,755,087.00
Remaining Number of Receivables	54,726		53,871

Adjusted Pool Balance	$706,642,999.77		$680,276,627.97

III. COLLECTIONS

Principal:
Principal Collections	$26,434,974.48
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$954,528.70
Total Principal Collections	$27,389,503.18

Interest:
Interest Collections	$1,910,210.24
Late Fees & Other Charges	$57,797.66
Interest on Repurchase Principal	$-
Total Interest Collections	$1,968,007.90

Collection Account Interest	$37,946.05
Reserve Account Interest	$4,757.61
Servicer Advances	$-

Total Collections	$29,400,214.74

1 of 3

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$29,400,214.74
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,400,214.74

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$612,077.44	$-	$612,077.44	612,077.44
	Collection Account Interest					$37,946.05
	Late Fees & Other Charges					$57,797.66
Total due to Servicer						$707,821.15

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$134,526.28		$134,526.28
	Class A-2-B Notes		$69,854.32		$69,854.32
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$898,655.68		$898,655.68	898,655.68

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$27,670,874.99

7.	Regular Principal Distribution Amount:					26,366,371.80

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$19,427,401.90
	Class A-2-B Notes				$6,938,969.90
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$26,366,371.80		$26,366,371.80
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$26,366,371.80		$26,366,371.80

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,304,503.19

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,849,932.07
Beginning Period Amount	$27,849,932.07
Current Period Amortization	$1,371,473.04
Ending Period Required Amount	$26,478,459.03
Ending Period Amount	$26,478,459.03
Next Distribution Date Required Amount	$25,141,896.40

2 of 3

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.97%	6.20%	6.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.49%	53,059	98.22%	$694,180,414.06
30 - 60 Days	1.10%	592	1.27%	$8,950,021.56
61 - 90 Days	0.34%	185	0.43%	$3,052,013.93
91-120 Days	0.06%	35	0.08%	$572,637.45
121 + Days	0.00%	0	0.00%	$-
Total		53,871		$706,755,087.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.51%	812	1.78%	$12,574,672.94
1st Preceding Collection Period	1.28%	698	1.49%	$10,976,237.30
2nd Preceding Collection Period	1.27%	708	1.47%	$11,224,408.66
3rd Preceding Collection Period	1.18%	667	1.35%	$10,732,592.03
Four-Month Average	1.31%		1.52%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.51%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		40		$454,111.60
Repossession Inventory		94		$401,800.05

Current Charge-Offs
Gross Principal of Charge-Offs				$1,302,870.36
Recoveries				$(954,528.70)
Net Loss				$348,341.66

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.57%

Average Pool Balance for Current Period				$720,624,009.42

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.58%
1st Preceding Collection Period				0.74%
2nd Preceding Collection Period				0.32%
3rd Preceding Collection Period				0.36%
Four-Month Average				0.50%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		99	1,758	$22,748,763.29
Recoveries		108	1,481	$(11,660,113.64)
Net Loss				$11,088,649.65
Cumulative Net Loss as a % of Initial Pool Balance				0.85%

Net Loss for Receivables that have experienced a Net Loss *		64	1,307	$11,110,851.22
Average Net Loss for Receivables that have experienced a Net Loss				$8,501.03

Principal Balance of Extensions				$2,989,420.39
Number of Extensions				162

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

3 of 3